Net fee income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Net fee income	Net fee income

Net fee income by product type
	2024	2023	2022
	£m	£m	£m
Net fee income by product
Funds under management	457	408	420
Broking income	406	327	354
Account services	334	339	302
Credit facilities	301	278	235
Underwriting	291	239	171
Global custody	171	190	203
Remittances	113	114	101
Securities others (including stock lending)	95	95	81
Corporate finance	80	45	124
Loans granted other than prepayment fees	68	44	38
Other	442	515	564
Fee income	2,758	2,594	2,593
Less: fee expense	(1,483)	(1,365)	(1,298)
Net fee income	1,275	1,229	1,295

Net fee income by global business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Year ended 31 Dec 2024
Fee income	1,277	954	140	452	568	(633)	2,758
Less: fee expense	(1,606)	(237)	(100)	(29)	(143)	632	(1,483)
Net fee income/(expense)	(329)	717	40	423	425	(1)	1,275

Year ended 31 Dec 2023
Fee income	1,275	847	131	427	556	(642)	2,594
Less: fee expense	(1,496)	(177)	(102)	(19)	(207)	636	(1,365)
Net fee income/(expense)	(221)	670	29	408	349	(6)	1,229

Year ended 31 Dec 2022
Fee income	1,301	817	69	425	580	(599)	2,593
Less: fee expense	(1,439)	(173)	(55)	(25)	(199)	593	(1,298)
Net fee income/(expense)	(138)	644	14	400	381	(6)	1,295
Net fee income includes £801m of fees earned on financial assets that are not at fair value through profit or loss (other than amounts included in determining the effective interest rate) (2023: £842m; 2022: £778m), £249m of fees payable on financial liabilities that are not at fair value through profit of loss (other than amounts included in determining the effective interest rate) (2023: £247m; 2022: £229m), £675m of fees earned on trust and other fiduciary activities (2023: £654m; 2022: £673m), and £94m of fees payable relating to trust and other fiduciary activities (2023: £83m; 2022: £69m).